Concentration and Risks (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Concentration and Risks [Line Items]
Cash and cash equivalent	$ 1,480,010	$ 609,403		¥ 10,507,923	¥ 4,203,174
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration and Risks [Line Items]
Risk, percentage	10.00%	10.00%
Net Revenues [Member] | Customer Concentration Risk [Member] | Other Customers [Member]
Concentration and Risks [Line Items]
Risk, percentage	10.00%	10.00%	10.00%
Suppliers [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration and Risks [Line Items]
Risk, percentage	10.00%	10.00%	10.00%